December 2019
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Edward Przybycien
Account Administrator
312-332-7535
Edward.Przybycien@usbank.com
http://pivot.usbank.com/
190 S. LaSalle St. 7th Fl.
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Bancorp Bank
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
RAIT Funding, LLC
Mortgage Loan Seller:
Rialto Mortgage Finance, LLC
Depositor:
Citigroup Commercial Mortgage Securities Inc.
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
Midland Loan Services,
a Division of PNC Bank, National Association
Operating Advisor:
Situs Holdings, LLC
Payment Date:
Dec 12, 2019
Prior Payment:
Nov 13, 2019
Next Payment:
Jan 10, 2020
Record Date:
Nov 29, 2019
Determination Date:
Dec 6, 2019
First Payment Date:
Apr 11, 2014
Closing Date:
Mar 20, 2014
Rated Final Distribution Date::
Mar 11, 2047
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail

Payment Detail (Exchange Certificates)

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Additional Reconciliation Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Historical Loan Modification Report

REO Status Report

REO Additional Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Bond/Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Delinquency Summary Report

Historical Liquidation Loss Loan Detail

Additional Loan Detail

Investor Notice

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-1
1.199000%
49,387,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
2.790000%
125,716,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
3.753000%
215,000,000.00
119,297,684.64
0.00
373,103.51
373,103.51
0.00
119,297,684.64
A-4
4.023000%
246,848,000.00
246,848,000.00
0.00
827,557.92
827,557.92
0.00
246,848,000.00
A-AB
3.552000%
74,468,000.00
65,214,635.48
1,082,400.37
193,035.32
1,275,435.69
0.00
64,132,235.11
X-A
1.152703%
777,479,000.00
497,420,320.12
0.00
477,814.71
477,814.71
0.00
496,337,919.75
X-B
0.286960%
50,816,000.00
50,816,000.00
0.00
12,151.81
12,151.81
0.00
50,816,000.00
X-C
0.500000%
21,596,000.00
21,596,000.00
0.00
8,998.33
8,998.33
0.00
21,596,000.00
X-D
1.426960%
60,979,707.00
60,979,707.00
0.00
72,513.01
72,513.01
0.00
60,979,707.00
A-S
4.345000%
66,060,000.00
66,060,000.00
0.00
239,192.25
239,192.25
0.00
66,060,000.00
100.00%
B
4.805000%
50,816,000.00
50,816,000.00
0.00
203,475.73
203,475.73
0.00
50,816,000.00
100.00%
C
5.091960%
50,816,000.00
50,816,000.00
0.00
215,627.54
215,627.54
0.00
50,816,000.00
100.00%
D
5.091960%
54,627,000.00
54,627,000.00
0.00
231,798.76
231,798.76
0.00
54,627,000.00
E
4.591960%
21,596,000.00
21,596,000.00
0.00
82,639.98
82,639.98
0.00
21,596,000.00
F
3.665000%
11,434,000.00
11,434,000.00
0.00
34,921.34
34,921.34
0.00
11,434,000.00
G
3.665000%
49,545,707.00
49,545,707.00
0.00
151,320.85
151,320.85
0.00
49,545,707.00
R
0.000000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,016,313,707.00
736,255,027.12
1,082,400.37
3,124,151.05
4,206,551.42
0.00
735,172,626.75
December 2019
PAYMENT DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Exchanged
A-S
4.345000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
B
4.805000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
C
5.091960%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
0.00
December 2019
PAYMENT DETAIL (EXCHANGE CERTIFICATES)
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
17322AAA0
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
17322AAB8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-3
17322AAC6
554.87295181
0.00000000
1.73536516
1.73536516
0.00000000
554.87295181
A-4
17322AAD4
1000.00000000
0.00000000
3.35250000
3.35250000
0.00000000
1000.00000000
A-AB
17322AAE2
875.74039158
14.53510729
2.59219156
17.12729885
0.00000000
861.20528428
X-A
17322AAJ1
639.78618087
0.00000000
0.61456928
0.61456928
0.00000000
638.39398845
X-B
17322AAK8
1000.00000000
0.00000000
0.23913346
0.23913346
0.00000000
1000.00000000
X-C
17322AAV4
1000.00000000
0.00000000
0.41666667
0.41666667
0.00000000
1000.00000000
X-D
17322AAX0
1000.00000000
0.00000000
1.18913346
1.18913346
0.00000000
1000.00000000
A-S
17322AAF9
1000.00000000
0.00000000
3.62083333
3.62083333
0.00000000
1000.00000000
B
17322AAG7
1000.00000000
0.00000000
4.00416667
4.00416667
0.00000000
1000.00000000
C
17322AAH5
1000.00000000
0.00000000
4.24330012
4.24330012
0.00000000
1000.00000000
D
17322AAM4
1000.00000000
0.00000000
4.24330012
4.24330012
0.00000000
1000.00000000
E
17322AAP7
1000.00000000
0.00000000
3.82663346
3.82663346
0.00000000
1000.00000000
F
17322AAR3
1000.00000000
0.00000000
3.05416667
3.05416667
0.00000000
1000.00000000
G
17322AAT9
1000.00000000
0.00000000
3.05416672
3.05416672
0.00000000
1000.00000000
R
17322AAZ5
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
PEZ
17322AAL6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
December 2019
FACTOR DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
Balance
Principal
Principal
Loss
Expenses
Balance
Loss
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
119,297,684.64
0.00
0.00
0.00
0.00
119,297,684.64
0.00
A-4
246,848,000.00
0.00
0.00
0.00
0.00
246,848,000.00
0.00
A-AB
65,214,635.48
1,082,400.37
0.00
0.00
0.00
64,132,235.11
0.00
A-S
66,060,000.00
0.00
0.00
0.00
0.00
66,060,000.00
0.00
B
50,816,000.00
0.00
0.00
0.00
0.00
50,816,000.00
0.00
C
50,816,000.00
0.00
0.00
0.00
0.00
50,816,000.00
0.00
D
54,627,000.00
0.00
0.00
0.00
0.00
54,627,000.00
0.00
E
21,596,000.00
0.00
0.00
0.00
0.00
21,596,000.00
0.00
F
11,434,000.00
0.00
0.00
0.00
0.00
11,434,000.00
0.00
G
49,545,707.00
0.00
0.00
0.00
0.00
49,545,707.00
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
736,255,027.12
1,082,400.37
0.00
0.00
0.00
735,172,626.75
0.00
December 2019
PRINCIPAL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Charges
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
373,103.51
0.00
0.00
0.00
0.00
373,103.51
0.00
A-4
827,557.92
0.00
0.00
0.00
0.00
827,557.92
0.00
A-AB
193,035.32
0.00
0.00
0.00
0.00
193,035.32
0.00
X-A
477,814.71
0.00
0.00
0.00
0.00
477,814.71
0.00
X-B
12,151.81
0.00
0.00
0.00
0.00
12,151.81
0.00
X-C
8,998.33
0.00
0.00
0.00
0.00
8,998.33
0.00
X-D
72,513.01
0.00
0.00
0.00
0.00
72,513.01
0.00
A-S
239,192.25
0.00
0.00
0.00
0.00
239,192.25
0.00
B
203,475.73
0.00
0.00
0.00
0.00
203,475.73
0.00
C
215,627.54
0.00
0.00
0.00
0.00
215,627.54
0.00
D
231,798.76
0.00
0.00
0.00
0.00
231,798.76
0.00
E
82,639.98
0.00
0.00
0.00
0.00
82,639.98
0.00
F
34,921.34
0.00
0.00
0.00
0.00
34,921.34
0.00
G
151,320.85
0.00
0.00
0.00
0.00
151,320.85
10,197.03
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
3,124,151.05
0.00
0.00
0.00
0.00
3,124,151.05
10,197.03
December 2019
INTEREST DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Interest
Fees
Scheduled Interest
3,138,185.17
Master Servicing Fee
11,001.69
Interest Adjustments
0.00
Trustee/Certificate Administrator Fees
920.28
Deferred Interest
0.00
Operating Advisor Fee
766.93
Net Prepayment Shortfall
0.00
Total Special Servicing Fees Collected:
0.00
Net Prepayment Interest Excess
0.00
Workout Fee
0.00
Interest Reserve (Deposit)/Withdrawal
0.00
Liquidation Fee
0.00
Interest Collections
3,138,185.17
Special Serv Fee plus Adj.
0.00
CREFC Intellectual Property Royalty License Fee
306.76
CCRE Strip
1,038.46
Principal
Miscellaneous Fee
0.00
Scheduled Principal
1,082,400.37
Fee Distributions
14,034.12
Unscheduled Principal
0.00
Principal Adjustments
0.00
Additional Trust Fund Expenses
Principal Collections
1,082,400.37
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other
Additional Trust Fund Expenses
0.00
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
3,124,151.05
Principal Distribution
1,082,400.37
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
4,206,551.42
Total Collections
4,220,585.54
Total Distribution
4,220,585.54
Funds Collection
Funds Distribution
December 2019
RECONCILIATION OF FUNDS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Stated Principal Balance
P&I Advances:
Beginning
Ending
Total
736,255,027.77
735,172,627.40
P & I Advances
Not Provided
Miscellaneous Advances
Not Provided
Outstanding P & I Advances
46,838.58
Ending pool Factor
0.723372
Ending Loan Count
70
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
49
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
5.1148339%
Controlling Class:
G
Excess Liquidation Proceeds Account
Beg Balance
(Withdraw)/Dep
End Balance
0.00
0.00
0.00
Controlling Class Representative:
Prime Finance B-Piece Fund VII, L.P.
CCRE Strip for the Distribution Date
1,038.46
December 2019
ADDITIONAL RECONCILIATION DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

December 2019
INTEREST ADJUSTMENT RECONCILIATION
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

December 2019
APPRAISAL REDUCTION REPORT
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

December 2019
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1
Various
01/06/24
05/14/18
2
Mixed Use
AZ
01/01/24
N
43,025,448.87
239,100.62
0.00
12/01/19
0.00
0
176,302.74
0.00
4.910
1.49
12/31/18
2A
Mixed Use
AZ
01/01/24
N
38,244,843.65
212,533.88
0.00
12/01/19
0.00
0
156,713.55
0.00
4.910
0.00
3
Office
PA
12/06/18
09/06/18
3A
Office
PA
12/06/18
09/06/18
4
Multifamily
MI
12/06/23
N
42,388,724.69
229,285.28
0.00
12/06/19
0.00
0
174,760.08
0.00
4.941
3.00
12/31/18
5
Mixed Use
GA
02/06/24
N
33,927,213.07
194,070.66
0.00
12/06/19
0.00
0
142,625.42
0.00
5.037
2.31
06/30/18
6
Various
03/06/24
N
29,724,300.02
164,148.64
0.00
12/06/19
0.00
0
121,054.07
0.00
4.880
1.86
12/31/18
7
Retail
NY
01/06/24
N
30,000,000.00
121,000.00
0.00
12/06/19
0.00
0
121,000.00
0.00
4.840
2.32
12/31/18
8
Office
NY
01/06/24
N
26,309,026.93
157,455.43
0.00
12/06/19
0.00
0
112,006.52
0.00
5.100
0.00
9
Multifamily
NY
02/06/24
N
24,182,628.83
147,979.63
0.00
12/06/19
0.00
0
107,992.50
0.00
5.350
1.20
12/31/18
10
Office
IL
02/06/24
N
24,074,931.37
135,587.52
0.00
12/06/19
0.00
0
98,167.41
0.00
4.886
1.60
12/31/18
11
Office
CA
03/06/24
N
20,000,000.00
78,316.67
0.00
12/06/19
0.00
0
78,316.67
0.00
4.699
0.00
12
Various
02/06/19
12/06/18
13
Retail
NY
01/06/24
N
17,597,013.21
98,090.36
0.00
12/06/19
0.00
0
72,531.57
0.00
4.939
1.53
12/31/18
14
Mobile Home
MI
01/06/24
N
15,679,839.23
99,465.31
0.00
12/06/19
0.00
0
74,857.86
0.00
5.720
1.61
12/31/18
15
Multifamily
TX
12/06/23
N
15,511,041.35
96,630.82
0.00
12/06/19
0.00
0
71,337.67
0.00
5.510
2.12
12/31/18
16
Retail
TX
02/06/24
N
14,730,199.48
88,371.43
0.00
12/06/19
0.00
0
63,220.53
0.00
5.142
1.48
12/31/18
17
Retail
AZ
01/06/24
N
14,409,054.17
80,753.32
0.00
12/06/19
0.00
0
60,003.93
0.00
4.990
1.83
12/31/18
18
Multifamily
IN
01/06/24
N
13,768,736.30
76,555.99
0.00
12/06/19
0.00
0
56,476.69
0.00
4.915
1.99
12/31/18
19
Retail
AL
01/01/24
N
12,292,808.50
75,049.98
0.00
12/01/19
0.00
0
54,486.67
0.00
5.310
1.38
12/31/18
20
Office
TX
01/06/24
N
11,862,495.95
72,473.11
0.00
12/06/19
0.00
0
54,550.92
0.00
5.510
1.77
12/31/18
21
Various
02/06/24
N
11,373,823.73
70,027.20
0.00
12/06/19
0.00
0
51,408.40
0.00
5.415
2.88
12/31/18
22
Mixed Use
CA
02/06/24
N
11,336,749.78
70,094.95
0.00
12/06/19
0.00
0
51,666.06
0.00
5.460
1.47
12/31/18
23
Various
01/06/24
N
11,674,756.18
68,319.88
0.00
12/06/19
0.00
0
51,132.77
0.00
5.248
1.83
12/31/18
24
Multifamily
KY
01/01/24
N
11,007,041.59
64,660.88
0.00
12/01/19
0.00
0
47,441.07
0.00
5.164
1.55
12/31/18
25
Multifamily
CA
12/06/23
N
10,843,721.38
64,198.76
0.00
12/06/19
0.00
0
44,990.63
0.00
4.970
2.35
12/31/18
26
Retail
MS
02/06/24
N
9,554,101.34
57,539.94
0.00
12/06/19
0.00
0
41,327.80
0.00
5.182
1.74
12/31/18
27
Mixed Use
UT
12/05/23
N
9,578,171.07
55,258.81
0.00
12/05/19
0.00
0
39,256.16
0.00
4.910
1.65
12/31/18
28
Office
GA
01/06/24
N
9,268,673.23
55,958.91
0.00
12/06/19
0.00
0
40,170.77
0.00
5.192
1.28
12/31/18
29
Retail
PA
02/06/24
N
9,560,493.79
54,425.38
0.00
12/06/19
0.00
0
39,816.47
0.00
4.990
1.04
12/31/18
30
Mixed Use
CA
10/06/23
N
9,002,712.22
52,285.35
0.00
12/06/19
0.00
0
35,851.11
0.00
4.770
0.00
31
Lodging
GA
12/06/23
N
8,062,226.62
49,806.02
0.00
12/06/19
0.00
0
36,474.60
0.00
5.420
2.62
12/31/18
32
Retail
FL
01/06/19
12/05/18
33
Mixed Use
WA
02/05/19
01/31/19
34
Various
01/06/19
07/15/16
35
Mixed Use
NY
01/06/24
N
8,151,669.21
47,042.66
0.00
11/06/19
0.00
B
35,848.57
0.00
5.270
0.74
12/31/18
36
Retail
TX
01/06/24
N
8,097,335.93
44,849.96
0.00
12/06/19
0.00
0
34,895.13
0.00
5.165
2.13
12/31/18
37
Multifamily
TX
11/06/23
N
7,297,291.75
45,875.88
0.00
12/06/19
0.00
0
34,048.31
0.00
5.590
2.25
12/31/18
38
Retail
TX
01/06/24
N
7,065,593.40
43,333.59
0.00
12/06/19
0.00
0
32,727.42
0.00
5.550
1.53
12/31/18
39
Various
01/06/24
N
7,159,870.98
41,865.26
0.00
12/06/19
0.00
0
31,310.86
0.00
5.240
1.84
12/31/18

December 2019
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
40
Retail
CA
10/06/23
N
6,637,327.05
40,197.91
0.00
12/06/19
0.00
0
28,949.01
0.00
5.225
0.00
41
Retail
CA
01/05/24
N
6,623,405.45
40,857.82
0.00
12/05/19
0.00
0
29,964.91
0.00
5.420
2.31
12/31/18
42
Multifamily
VA
01/06/24
N
6,648,946.94
38,607.17
0.00
12/06/19
0.00
0
27,693.92
0.00
4.990
1.58
12/31/18
43
Retail
CA
01/05/24
N
6,492,320.85
39,040.88
0.00
12/05/19
0.00
0
27,910.64
0.00
5.150
1.50
12/31/18
44
Retail
GA
02/06/24
N
6,576,969.23
36,939.99
0.00
12/06/19
0.00
0
28,372.69
0.00
5.170
1.72
12/31/18
45
Various
11/06/23
N
5,831,311.16
43,272.85
0.00
12/06/19
0.00
0
27,505.63
0.00
5.645
0.00
46
Multifamily
FL
02/06/19
12/06/18
47
Mobile Home
IL
03/06/24
N
5,008,617.81
33,664.20
0.00
12/06/19
0.00
0
20,984.84
0.00
5.015
1.52
12/31/18
48
Multifamily
TX
11/06/23
N
5,207,292.48
32,060.65
0.00
12/06/19
0.00
0
23,536.37
0.00
5.415
0.00
49
Lodging
07/13/17 CO
03/05/24
N
4,905,685.79
34,021.61
0.00
12/05/19
0.00
0
22,169.90
0.00
5.410
2.07
12/31/18
50
Multifamily
AZ
01/01/24
N
5,105,666.07
30,712.75
0.00
12/01/19
0.00
0
22,798.05
0.00
5.350
1.69
12/31/18
51
Retail
LA
01/05/24
N
4,962,651.85
30,297.96
0.00
12/05/19
0.00
0
21,996.47
0.00
5.310
2.00
12/31/18
52
Retail
VA
01/06/19
11/28/18
53
Multifamily
NC
10/05/23
N
5,028,595.88
28,569.42
0.00
12/05/19
0.00
0
21,485.57
0.00
5.120
0.00
54
Multifamily
FL
01/01/24
N
4,775,520.18
28,990.69
0.00
12/01/19
0.00
0
20,928.17
0.00
5.250
1.61
12/31/18
55
Multifamily
IL
02/06/24
N
4,663,479.21
28,861.32
0.00
12/06/19
0.00
0
21,292.20
0.00
5.470
1.55
12/31/18
56
Office
CA
12/06/23
N
4,606,024.11
27,191.19
0.00
12/06/19
0.00
0
18,995.21
0.00
4.940
1.96
12/31/18
57
Multifamily
IL
01/06/24
N
4,721,810.66
26,676.65
0.00
12/06/19
0.00
0
19,320.62
0.00
4.903
1.42
12/31/18
58
Retail
CA
01/05/24
N
4,571,656.81
27,779.37
0.00
12/05/19
0.00
0
20,072.88
0.00
5.260
1.82
12/31/18
59
Multifamily
FL
11/06/23
N
4,559,641.18
27,796.29
0.00
12/06/19
0.00
0
20,209.98
0.00
5.310
0.00
60
Retail
MD
02/06/24
N
4,544,008.12
27,184.37
0.00
12/06/19
0.00
0
19,390.68
0.00
5.112
2.10
12/31/18
61
Retail
CO
12/06/23
N
4,900,000.00
20,212.50
0.00
12/06/19
0.00
0
20,212.50
0.00
4.950
1.91
12/31/18
62
Retail
DE
02/05/24
N
4,441,945.76
26,214.49
0.00
12/05/19
0.00
0
18,429.30
0.00
4.970
1.89
12/31/18
63
Retail
IN
12/06/23
N
4,029,307.16
27,564.07
0.00
12/06/19
0.00
0
17,302.82
0.00
5.140
1.98
12/31/18
64
Office
TX
01/01/24
N
4,164,442.23
25,376.78
0.00
12/01/19
0.00
0
18,389.05
0.00
5.290
1.57
12/31/18
65
Retail
IL
02/06/24
N
4,450,063.44
25,058.62
0.00
12/06/19
0.00
0
19,770.62
0.00
5.325
1.72
12/31/18
66
Retail
TX
12/06/23
N
3,960,705.82
24,399.44
0.00
12/06/19
0.00
0
17,819.72
0.00
5.390
1.86
12/31/18
67
Multifamily
TX
12/06/23
10/27/16
68
Multifamily
OR
01/06/24
N
3,516,026.22
21,811.59
0.00
12/06/19
0.00
0
16,082.68
0.00
5.480
2.79
12/31/18
69
Multifamily
TX
02/05/24
N
3,472,408.45
21,409.39
0.00
12/05/19
0.00
0
15,738.31
0.00
5.430
1.89
12/31/18
70
Retail
SC
02/05/24
N
3,232,471.59
19,186.95
0.00
12/05/19
0.00
0
13,572.98
0.00
5.030
1.79
12/31/18
71
Self Storage
AZ
01/05/24
N
3,133,771.09
18,880.44
0.00
12/05/19
0.00
0
13,524.41
0.00
5.170
2.03
12/31/18
72
Retail
TX
01/01/24
N
2,892,694.38
20,482.24
0.00
12/01/19
0.00
0
13,555.73
0.00
5.610
0.00
73
Multifamily
SC
12/06/23
N
2,937,924.83
17,426.85
0.00
12/06/19
0.00
0
12,238.45
0.00
4.990
3.39
12/31/18
74
Various
01/06/24
N
2,913,722.31
18,568.80
0.00
12/06/19
0.00
0
14,031.96
0.00
5.770
0.00
75
Various
01/06/24
N
2,727,428.46
16,510.41
0.00
12/06/19
0.00
0
11,884.44
0.00
5.220
0.00
76
Self Storage
VA
01/05/24
N
2,111,004.72
17,811.73
0.00
12/05/19
0.00
0
9,624.66
0.00
5.450
0.00
77
Retail
GA
02/06/24
N
2,334,536.32
14,231.70
0.00
12/06/19
0.00
0
10,347.51
0.00
5.310
1.65
12/31/18
78
Multifamily
MI
12/06/23
N
1,720,705.97
10,304.37
0.00
12/06/19
0.00
0
7,311.36
0.00
5.090
2.00
12/31/18
735,172,627.40
4,220,585.54
0.00
0.00
80
Totals:
Count:
3,138,185.17
0.00

December 2019
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

December 2019
HISTORICAL LOAN MODIFICATION REPORT
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance

December 2019
REO STATUS REPORT
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

December 2019
ADDITIONAL RECONCILIATION DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

December 2019
MATERIAL BREACHES AND DOCUMENT DEFECTS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

December 2019
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Count
Balance ($)
%
0M to 4.9M
26
$99,249,636.66
13.50%
10M to 14.9M
10
$123,299,387.06
16.77%
15M to 19.9M
3
$48,787,893.79
6.64%
20M to 24.9M
3
$68,257,560.20
9.28%
25M to 29.9M
2
$56,033,326.95
7.62%
30M to 34.9M
2
$63,927,213.07
8.70%
35M to 39.9M
1
$38,244,843.65
5.20%
40M to 44.9M
2
$85,414,173.56
11.62%
5M to 9.9M
21
$151,958,592.46
20.67%
Total
70
$735,172,627.40
100.00%
Remaining Principal Balance
0
4
8
12
16
20
24
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
30
M
t
o
34.9M
35
M
t
o
39.9M
40
M
t
o
44.9M
Count
Balance ($)
%
4.500% - 4.740%
1
$20,000,000.00
2.72%
4.750% - 4.990%
19
$320,474,803.04
43.59%
5.000% - 5.240%
20
$180,859,741.94
24.60%
5.250% - 5.490%
22
$144,784,092.89
19.69%
5.500% - 5.740%
7
$66,140,267.22
9.00%
5.750% - 5.990%
1
$2,913,722.31
0.40%
Total
70
$735,172,627.40
100.00%
Gross Rate
Total Weighted Average Rate: 5.11%
0
5
10
15
20
25
30
35
40
45
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%
5.750% -
5.990%

December 2019
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Count
Balance ($)
%
NEW YORK
5
$106,240,338.18
14.45%
ARIZONA
5
$103,918,783.85
14.14%
TEXAS
11
$84,261,501.22
11.46%
CALIFORNIA
9
$80,113,917.65
10.90%
UNDEFINED
7
$71,405,212.84
9.71%
GEORGIA
5
$60,169,618.47
8.18%
MICHIGAN
3
$59,789,269.89
8.13%
ILLINOIS
5
$42,918,902.49
5.84%
INDIANA
2
$17,798,043.46
2.42%
ALABAMA
1
$12,292,808.50
1.67%
KENTUCKY
1
$11,007,041.59
1.50%
COLORADO
2
$9,805,685.79
1.33%
UTAH
1
$9,578,171.07
1.30%
PENNSYLVANIA
1
$9,560,493.79
1.30%
MISSISSIPPI
1
$9,554,101.34
1.30%
FLORIDA
2
$9,335,161.36
1.27%
VIRGINIA
2
$8,759,951.66
1.19%
SOUTH CAROLINA
2
$6,170,396.42
0.84%
NORTH CAROLINA
1
$5,028,595.88
0.68%
LOUISIANA
1
$4,962,651.85
0.68%
MARYLAND
1
$4,544,008.12
0.62%
DELAWARE
1
$4,441,945.76
0.60%
OREGON
1
$3,516,026.22
0.48%
Total
70
$735,172,627.40
100.00%
Geographic Distribution by State
0
2
4
6
8
10
12
14
16
NEW YORK
ARIZONA
TEXAS
CALIFORNIA
UN
DE
FINE
D
GE
O
RGIA
M
IC
HIGAN
IL
LIN
O
IS
INDIANA
ALABAMA
KENTUCKY
CO
LO
RADO UTAH
PENNSYLVANIA
M
ISSISSIPPI
FLORIDA
VIRGINIA
SO
UT
H
CAROLINA
NO
RTH CAROLINA
LOUISIANA
M
ARY
LA
ND
DELAWARE
OR
EGON
Count
Balance ($)
%
Lodging
2
$12,967,912.41
1.76%
Mixed Use
7
$153,266,807.87
20.85%
Mobile Home Park
2
$20,688,457.04
2.81%
Multifamily
19
$177,357,203.96
24.12%
Office
7
$100,285,593.82
13.64%
Retail
24
$193,956,663.65
26.38%
Self Storage
2
$5,244,775.81
0.71%
Various
7
$71,405,212.84
9.71%
Total
70
$735,172,627.40
100.00%
Property Type
1.8
Lodging
20.8
Mixed Use
2.8
Mobile Home Park
24.1
Multifamily
13.6
Office
26.4
Retail
0.7
Self Storage
9.7
Various
Lodging
1.8%
Mixed Use
20.8%
Mobile Home Park
2.8%
Multifamily
24.1%
Office
13.6%
Retail
26.4%
Self Storage
0.7%
Various
9.7%
Total:
100.0%

December 2019
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Count
Balance ($)
%
69 - 71
57
$610,334,070.43
83.02%
72 - 74
13
$124,838,556.97
16.98%
Total
70
$735,172,627.40
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 71
0
20
40
60
80
100
69 - 71
72 - 74
Count
Balance ($)
%
45 - 47
1
$7,297,291.75
0.99%
48 - 50
65
$668,236,732.03
90.90%
51 - 53
4
$59,638,603.62
8.11%
Total
70
$735,172,627.40
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 49
0
20
40
60
80
100
45 - 47
48 - 50
51 - 53

December 2019
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Count
Balance ($)
%
0.000 - 0.490
12
$105,156,573.49
14.30%
0.500 - 0.990
2
$17,712,163.00
2.41%
1.000 - 1.490
11
$144,033,699.69
19.59%
1.500 - 1.990
25
$224,723,886.27
30.57%
2.000 - 2.490
12
$171,062,569.04
23.27%
2.500 - 2.990
6
$58,171,987.35
7.91%
3.000 - 3.490
1
$11,373,823.73
1.55%
3.500 - 3.990
1
$2,937,924.83
0.40%
Total
70
$735,172,627.40
100.00%
DSCR
Total Weighted Average DSCR: 1.61
0
4
8
12
16
20
24
28
32
0.000
- 0.490
0.500
- 0.990
1.000
- 1.490
1.500
- 1.990
2.000
- 2.490
2.500
- 2.990
3.000
- 3.490
3.500
- 3.990
43.18%
Amortizing Balloon
7.47%
IO Maturity Balloon
49.35%
IO/Amortizing/Balloon
Amortizing Balloon
43.18%
IO Maturity Balloon
7.47%
IO/Amortizing/Balloon
49.35%
Total:
100.00%
Count
Balance ($)
%
Amortizing Balloon
44
$317,429,923.32
43.18%
IO Maturity Balloon
3
$54,900,000.00
7.47%
IO/Amortizing/Balloon
23
$362,842,704.08
49.35%
Total
70
$735,172,627.40
100.00%
Amortization Type

December 2019
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

December 2019
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Dec 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Nov 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Oct 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Sep 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Aug 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jul 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jun 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
May 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Apr 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Mar 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Feb 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
1
7,968,215.15
1.1%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jan 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Dec 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
4
36,922,022.10
4.9%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Nov 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Oct 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

December 2019
Delinquency Summary Report
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
70
735,172,627.40
100.00%
735,183,821.50
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
70
735,172,627.40
100.00%
735,183,821.50
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
70
735,172,627.40
100.00%
735,183,821.50
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
70
735,172,627.40
100.00%
735,183,821.50
Group 1
Current
Current
100.0%
30 - 59 days
0.0%
60 - 89 days
0.0%
90 - 120 days
0.0%
121 + days
0.0%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

December 2019
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

December 2019
ADDITIONAL LOAN DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Asset Name
Rule 15 Ga-1
Asset Originator
Ending Balance
Most Recent Appraisal
Repurchase/Replacement
Status
Specially Serviced Loans That Are Not Delinquent
Count
Balance

Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator's Website and each
Certificateholder and Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate
Administrator's Website; provided that the Certificate Administrator shall be entitled to reimbursement from the requesting
Certificateholders for the reasonable expenses of posting such notices.
December 2019
INVESTOR NOTICE
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Document Outline

  Table of Contents
    Payment Detail
    Payment Detail (Exchange Certificates)
    Factor Detail
    Principal Detail
    Interest Detail
    Reconciliation of Funds
    Additional Reconciliation Detail
    Interest Adjustment Reconciliation
    Appraisal Reduction Report
    Loan Level Detail
    Historical Loan Modification Report
    REO Status Report
    REO Additional Detail
    Material Breaches and Document Defects
    Mortgage Loan Characteristics
    Bond/Collateral Realized Loss Reconciliation
    Historical Delinquency & Liquidation (Stated)
    Delinquency Summary Report
    Historical Liquidation Loss Loan Detail
    Additional Loan Detail
    Investor Notice